AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding changes to the benchmark information and changes to the management fee information for each of the AXA Allocation Portfolios (each, a “Portfolio”, together, the “Portfolios”).

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On June 13, 2012, the Board of Trustees of the Trust (“Board”) approved a change of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

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Information Regarding

AXA Conservative Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of  Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The second paragraph under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and  Table” is hereby deleted in its entirety and replaced with the following information:

The Class K shares have not commenced operations. It is anticipated that the Class K shares will commence operations on or about August 29, 2012. The performance information shown in the table below for the Class K shares is the performance information of the Class A shares, which reflects the effect of 12b-1 fees paid by Class A shares. Class K shares do not pay 12b-1 fees.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative Allocation Portfolio – Class A Shares	1.88%	2.78%	4.22%
AXA Conservative Allocation Portfolio – Class B Shares	1.83%	2.55%	3.98%
AXA Conservative Allocation Portfolio – Class K Shares	1.88%	2.78%	4.22%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
66% BIG/ 5% VMI - International/ 4% VMI - MCC/ 10% VMI - LCC/ 1% VMI - SCC/ 14% ML 3mos T-bill	2.63%	4.64%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%

+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays  U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond  Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance.

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Information Regarding

AXA Conservative-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Conservative-Plus Allocation Portfolio – Class A Shares	-0.28%	1.32%	4.30%
AXA Conservative-Plus Allocation Portfolio – Class B Shares	-0.43%	1.08%	4.05%
AXA Conservative-Plus Allocation Portfolio – Class K Shares	-0.18%	1.34%	4.31%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
50% BIG/ 10% VMI - International/ 8% VMI - MCC/ 18% VMI - LCC/ 4% VMI - SCC / 10% ML 3mos T-bill	0.86%	4.22%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%

+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays  U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond  Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark  represents a better comparison against which to measure the Portfolio’s performance.

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Information Regarding

AXA Moderate Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table”  is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
AXA Moderate Allocation Portfolio – Class A Shares	-1.83%	0.30%	4.47%
AXA Moderate Allocation Portfolio – Class B Shares	-2.03%	0.06%	4.22%
AXA Moderate Allocation Portfolio – Class K Shares	-1.75%	0.31%	4.48%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.63%
42% BIG/ 15% VMI - International/ 9% VMI - MCC/ 20% VMI - LCC/ 6% VMI - SCC / 8% ML 3mos T-bill	-0.42%	3.77%	6.15%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
MSCI EAFE Index+	-13.83%	-6.10%	5.14%

+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays  U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond  Index. The Portfolio changed its benchmarks because the investment manager believes the new benchmark  represents a better comparison against which to measure the Portfolio’s performance.

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Information Regarding

AXA Moderate-Plus Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby  deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby  deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Moderate-Plus Allocation Portfolio – Class A Shares	-4.05%	-1.15%	5.02%
AXA Moderate-Plus Allocation Portfolio – Class B Shares	-4.11%	-1.36%	4.78%
AXA Moderate-Plus Allocation Portfolio – Class K Shares	-3.86%	-1.11%	5.04%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
25% BIG/ 20% VMI - International/ 12% VMI - MCC/ 28% VMI - LCC/ 10% VMI - SCC/ 5% ML 3mos T-bill	-2.43%	3.06%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%

+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The  Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better  comparison against which to measure the Portfolio’s performance.

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Information Regarding

AXA Aggressive Allocation Portfolio

The following information is added to the section entitled “Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” of the Prospectus:

• Custom Benchmark Risk — Four of the benchmarks against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), Volatility Managed Index — Mid Cap Core (“VMI-MCC”), Volatility Managed Index – Large Cap Core (“VMI-LCC”) and Volatility Managed Index – Small Cap Core (“VMI-SCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

The first sentence under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted and replaced with the following information:

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one and five years and since inception through December 31, 2011 for the bar chart and through June 30, 2012 for the table compare to the returns of a broad-based market index.

The information under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table – Average Annual Returns” is hereby deleted and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (July 31. 2003)
AXA Aggressive Allocation Portfolio – Class A Shares	-6.22%	-2.91%	4.66%
AXA Aggressive Allocation Portfolio – Class B Shares	-6.37%	-3.13%	4.42%
AXA Aggressive Allocation Portfolio – Class K Shares	-6.02%	-2.87%	4.69%
S&P 500 Index	5.45%	0.22%	5.76%
Barclays Intermediate U.S. Government Bond Index (“BIG”)	5.01%	5.77%	4.52%
8% BIG / 25% VMI - International/ 14% VMI - MCC/ 39% VMI - LCC/ 12% VMI - SCC/ 2% ML 3mos T-bill	-4.30%	2.23%	N/A
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.57%
MSCI EAFE Index+	-13.83%	-6.10%	6.30%

+ Effective as of June 30, 2012, the Portfolio changed two of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index to the Barclays Intermediate U.S. Government Bond Index. The  Portfolio changed its benchmarks because the investment manager believes the new benchmark represents a better  comparison against which to measure the Portfolio’s performance.

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The following information hereby replaces in its entirety the second paragraph under the section entitled “Management  Team - The Manager – Management Fees”:

Effective September 1, 2012, each Portfolio pays to FMG LLC a contractual fee at an annual rate of 0.10% of the Portfolio’s average daily net assets up to and including $10 billion, 0.095% of the Portfolio’s average daily net assets over $10 billion and up to and including $13 billion and 0.09% of the average daily net assets thereafter.

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The following information is added to the section entitled “Description of Benchmarks” of the Prospectus.

Barclays Intermediate U.S. Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Volatility Managed Index-International (“VMI-International)

An index that applies a formula to the MSCI EAFE Index adjusting the equity exposure of the MSCI EAFE Index when certain volatility levels are reached.

Volatility Managed Index–Large Cap Core (“VMI-LCC”)

An index that applies a formula to the S&P 500 Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index–Mid Cap Core (“VMI-MCC”)

An index that applies a formula to the S&P 400 Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Standard & Poor’s MidCap 400 Index (“S&P 400 Index”)

An unmanaged weighted index of 400 domestic stocks chosen for market size (market capitalization range of $750 million to $3.3 billion), liquidity, and industry group representation. The index returns reflect the reinvestment of dividends.

Volatility Managed Index–Small Cap Core (“VMI-SCC”)

An index that applies a formula to the Russell 2000® Index adjusting the equity exposure of the Russell 2000® Index when certain volatility levels are reached.

Russell 2000® Index

An unmanaged index which tracks the performance of approximately 2000 of the smallest companies in the Russell 3000® Index (“Russell 3000”) which represents approximately 10% of the total market capitalization of the Russell 3000, which in turn measures the performance of the 3,000 largest U.S. companies based on total market capitalization (representing approximately 98% of the investable U.S. equity market.

66% BIG / 5% VMI-International / 4% VMI–MCC / 10% VMI–LCC / 1% VMI–SCC / 14% Bank of America Merrill Lynch 3-month Treasury Bill Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 66%, the VMI-International at a weighting of 5%, the VMI-MCC at a weighting of 4%, the VMI-LCC at a weighting of 10%, the VMI-SCC at a weighting of 1%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 14%.

50% BIG / 10% VMI-International / 8% VMI–MCC / 18% VMI–LCC / 4% VMI–SCC / 10% Bank of America Merrill Lynch 3-month Treasury Bill Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 50%, the VMI-International at a weighting of 10%, the VMI-MCC at a weighting of 8%, the VMI-LCC at a weighting of 18%, the VMI-SCC at a weighting of 4%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 10%.

42% BIG / 15% VMI-International / 9% VMI–MCC / 20% VMI–LCC / 6% VMI–SCC / 8% Bank of America Merrill Lynch 3-month Treasury Bill Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 42%, the VMI-International at a weighting of 15%, the VMI-MCC at a weighting of 9%, the VMI-LCC at a weighting of 20%, the VMI-SCC at a weighting of 6%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 8%.

25% BIG / 20% VMI-International / 12% VMI–MCC / 28% VMI–LCC / 10% VMI–SCC / 5% Bank of America Merrill Lynch 3-month Treasury Bill Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 25%, the VMI-International at a weighting of 20%, the VMI-MCC at a weighting of 12%, the VMI-LCC at a weighting of 28%, the VMI-SCC at a weighting of 10%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 5%.

8% BIG / 25% VMI-International / 14% VMI–MCC / 39% VMI–LCC / 12% VMI–SCC / 2% Bank of America Merrill Lynch 3-month Treasury Bill Index

A hypothetical combination of unmanaged indexes. The composite index combines the total return of the BIG at a weighting of 8%, the VMI-International at a weighting of 25%, the VMI-MCC at a weighting of 14%, the VMI-LCC at a weighting of 39%, the VMI-SCC at a weighting of 12%, the Bank of America Merrill Lynch 3-month Treasury Bill Index at a weighting of 2%.